Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 22,937,000	$ 16,963,000
Other financial liabilities
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral		77,987,000
Finished goods
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	21,356,000	13,586,000
Raw material
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 1,581,000	$ 3,377,000